COMMITMENTS & CONTINGENCIES	9 Months Ended
Sep. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS & CONTINGENCIES

NOTE 14 - COMMITMENTS & CONTINGENCIES

Potential Royalty Payments

The Company, in consideration of the terms of the debenture to the University of New Brunswick, shall pay to the University a two percent royalty on sales of any and all products or services, which incorporate the Company's patents for a period of five years from April 24, 2018.

Legal Matters

DarkPulse, Inc. v. Twitter, Inc.

As disclosed in greater detail in the Company’s Form 10-Q, filed September 22, 2023, the Company is actively investigating potential claims against the @MIKEWOOD and @BullMeechum3 Twitter accounts. There are no material updates to this matter.

Carebourn Capital, L.P. v. DarkPulse, Inc.

As disclosed in greater detail in the Company’s Form 10-Q, filed September 22, 2023, the Company remains in active litigation with Carebourn Capital, L.P. (“Carebourn”) in Minnesota state court. The following discloses the material updates for this matter.

On August 22, 2023, the Minnesota state held oral arguments on the Company’s motion for summary judgment on its counterclaims, which seek an award of damages in the amount of $124,012.91 (excluding pre- and post-judgment interest), attorneys’ fees in the amount of $267,951.33, and costs in the amount of $50,785.50.

The Company is currently awaiting a decision on its motion for summary judgment.

More Capital, LLC v. DarkPulse, Inc. et al

As disclosed in greater detail in the Company’s Form 10-Q, filed September 22, 2023, the Company remains in active litigation with More Capital, LLC (“More”) in Minnesota state court. The following discloses the material updates for this matter.

On August 22, 2023, the Minnesota state held oral arguments on the Company’s motion for summary judgment on its motion for summary judgment on its affirmative defenses and counterclaims, the latter of which seek an award of damages in the amount of $300,809.39 (excluding pre- and post-judgment interest), attorneys’ fees in the amount of $111,019.00, and costs in the amount of $195.75.

The Company is currently awaiting a decision on its motion for summary judgment.

Carebourn Capital et al v. Standard Registrar and Transfer et al

As disclosed in greater detail in the Company’s Form 10-Q, filed September 22, 2023, the Company remains in active litigation with Carebourn Capital, L.P. (“Carebourn”) and More Capital, LLC (“More,” and together with Carebourn, the “Noteholders”) in the United States District Court for the District of Utah. The following discloses the material updates for this matter.

On September 27, 2023, the U.S. Securities and Exchange Commission (“SEC”) prevailed on its motion for summary judgment against Carebourn that sought declaratory judgment that Carebourn is an unregistered dealer acting in violation of Section 15(a) of the Securities Exchange Act of 1934.

On November 1, 2023, the Noteholders filed a motion to dismiss this litigation with prejudice (the “Dismissal Motion”).

On November 2, 2023, the Company filed a cross-motion to the Dismissal Motion, wherein the Company did not oppose the Noteholders’ request for dismissal with prejudice and cross-moved for sanctions against the Noteholders and their attorneys of record. The Noteholders’ opposition thereto is due on or before November 16, 2023.

The Company maintains that the Noteholder’s lawsuit is duplicative of the first-filed lawsuits commenced by the Noteholder’s in Minnesota state court. The Company intends to vigorously defend itself against the Noteholder’s Utah lawsuit.

Goodman et al. v. DarkPulse, Inc.

As disclosed in greater detail in the Company’s Form 10-Q, filed September 22, 2023, the Company settled a dispute with Stephen Goodman, Mark Banash, and David Singer. Accordingly, there are no material updates for this matter.

DarkPulse, Inc. v. FirstFire Global Opportunities Fund, LLC, and Eli Fireman

As disclosed in greater detail in the Company’s Form 10-Q, filed September 22, 2023, the Company remains in active litigation with FirstFire Global Opportunities Fund, LLC (“FirstFire”), and Eli Fireman (“Fireman”) (FirstFire and Fireman together, the “FirstFire Parties”). The following discloses the material updates for this matter.

On September 12, 2023, the United States Court of Appeals for the Second Circuit (“Second Circuit”) calendared oral arguments for the appeal—which challenges United States District Court for the Southern District of New York’s granting the FirstFire Parties’ motion to dismiss—for the week of December 11, 2023.

On October 12, 2023, the Second Circuit scheduled oral arguments for the appeal on December 13, 2023.

The Company remains committed to actively litigating its claims for relief under the Securities Exchange Act of 1934 and Racketeer Influenced and Corrupt Organizations Act.

DarkPulse, Inc. v. EMA Financial, LLC et al

As disclosed in greater detail in the Company’s Form 10-Q, filed September 22, 2023, the Company settled a dispute with EMA Financial, LLC (“EMA”), EMA Group, Inc. (“EMA Group”), and Felicia Preston (“Preston”) (EMA, EMA Group, and Preston together, the “EMA Parties”). Accordingly, there are no material updates for this matter.

DarkPulse, Inc. v. Brunson Chandler & Jones, PLLC et al

As disclosed in greater detail in the Company’s Form 10-Q, filed September 22, 2023, the Company remains in active litigation with Brunson Chandler & Jones, PLLC (“Brunson Firm”), and Lance B. Brunson (“Brunson,” and together with the Brunson Firm, the “Brunson Parties”).

The Company remains committed to litigating its claims and affirmative defenses against the Brunson Parties.

DarkPulse, Inc., et al v. Crown Bridge Partners, LLC, et al

As disclosed in greater detail in the Company’s Form 10-Q, filed September 22, 2023, the Company—alongside two other plaintiffs, Social Life Network, Inc. and Redhawk Holdings Corp. —remains in active litigation with Crown Bridge Partners, LLC, Soheil Ahdoot, and Sepas Ahdoot (“Crown Bridge Defendants”). The following discloses the material updates for this matter.

On September 29, 2023, the United States District Court for the Southern District of New York granted the Crown Bridge Defendants’ motion to dismiss.

On October 24, 2023, the Company, alongside Social Life Network, Inc. and RedHawk Holdings Corp., appealed the district court’s decision to the United States Court of Appeals for the Second Circuit. Briefing has not yet been scheduled for this appeal.

The Company remains committed to actively litigating its Racketeer Influenced and Corrupt Organizations Act claims against the Crown Bridge Defendants.

Benner et al v. DarkPulse, Inc. et al

As disclosed in greater detail in the Company’s Form 10-Q, filed September 22, 2023, the Company and its CEO, Dennis O’Leary (together with the Company, the “DPLS Defendants”), remain in active litigation with J. Merlin Benner, Phillip J. Benner, Benjamin P. Benner, Jonas M. Benner, and Angelica M. Benner (collectively, the “Benner Parties”) in the United States District Court for the Southern District of Texas. The following discloses the material updates for this matter.

On June 30, 2023, the DPLS Defendants filed their answer to the Benner Parties’ complaint, wherein they interposed numerous affirmative defenses. The parties have since began conducting discovery in this matter.

The Company remains committed to actively litigating its affirmative defenses to the Benner Parties’ claims.

GS Capital Partners, LLC v. DarkPulse, Inc.

As disclosed in greater detail in the Company’s Form 10-Q, filed September 22, 2023, the Company was sued by GS Capital Partners, LLC (“GS Capital”) in the Supreme Court for New York County. The following discloses the material updates for this matter.

On or about September 27, 2023, the Company and GS Capital confidentially settled the dispute. On or about October 3, 2023, the parties filed a stipulation with the court to vacate the judgment entered against the Company and in favor of GS Capital, vacate the motion filed by the Company, and discontinue the action.

On or about October 9, 2023, the court vacated the judgment. The parties are currently waiting for the court to dismiss the action.

From time to time, we may become involved in litigation relating to claims arising out of our operations in the normal course of business. We are not currently involved in any pending legal proceeding or litigation and, to the best of our knowledge, no governmental authority is contemplating any proceeding to which we are a party or to which any of our properties is subject, which would reasonably be likely to have a material adverse effect on our business, financial condition and operating results.